Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term Debt at Nominal Values (Detail) - Dec. 31, 2019 ₱ in Millions, $ in Millions	PHP (₱)	USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	₱ 193,047
Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	19,835
2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	22,609
2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	17,030
2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	26,463
2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	13,825
More than five years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	93,285
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	17,076	$ 336
U.S. Dollars [Member] | Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	10,687	210
U.S. Dollars [Member] | 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	2,306	46
U.S. Dollars [Member] | 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,543	30
U.S. Dollars [Member] | 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,270	25
U.S. Dollars [Member] | 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	1,270	$ 25
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	175,971
Philippine Peso [Member] | Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	9,148
Philippine Peso [Member] | 2021 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	20,303
Philippine Peso [Member] | 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	15,487
Philippine Peso [Member] | 2023 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	25,193
Philippine Peso [Member] | 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	12,555
Philippine Peso [Member] | More than five years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	₱ 93,285